                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Russell Trust Company
Address: 909 A Street
         Tacoma, WA 98402

Form 13F File Number: 28-01096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Swanson
Title: Director, Fund Administration
Phone: (253) 439-2493

    /s/ Mark Swanson            Tacoma, WA          February 8, 2008
--------------------------  ---------------------  --------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

  Form 13F File Number      Name
  --------------------      ---------------------
  28-01190                  Frank Russell Company